Capital Advisors Growth Fund
Capital Advisors Growth Fund
Investment Objective
Capital Advisors Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Capital Advisors Growth Fund Investor Class
Redemption fee (as a percentage of amount redeemed on shares held 7 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Advisors Growth Fund Investor Class
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.51%	[1]
Less: Fee Waiver	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.27%
[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers" found in the Financial Highlights of the statutory prospectus, which reflects the Fund's operating expenses and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets for its current fiscal year (the "Expense Cap"). The Expense Cap will remain in effect through at least April 28, 2017, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example .
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Capital Advisors Growth Fund | Investor Class | USD ($)	129	454	801	1,781

Portfolio Turnover .
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.34% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stocks of domestic (U.S.) companies.  The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including in American Depositary Receipts (“ADRs”).  Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital.  The Advisor uses the growth style of investing.  Growth stocks are equity securities of companies that have or are expected to have above-average earnings growth.  The Fund may also write covered call options on up to 33% of its net assets for the purpose of generating additional income for the Fund.

The Fund buys and sells stocks based on the Advisor’s research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.

The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.

The Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund.

•
Equity Risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Growth-Style Investing Risk – Growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole.

•	Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks.

•	Market Risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.

•
Options Risk – Writing call options is a highly specialized activity and entails greater than ordinary investment risks.   By writing (or selling) a call option, the Fund loses the potential for gain on the underlying security above the exercise price.  If the call option is exercised, the Fund misses out on any gain from an increase in the market price over the exercise price.

•
Non-U.S. Investment Risk – Investments in foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Want to add an investment with growth potential to diversify their investment portfolio; or

•	Are willing to accept higher short-term risk along with a higher potential for long-term growth.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year.  The table shows how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.ciaox.com or by calling the Fund toll-free at 1-866-205-0523.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.35% for the quarter ended March 31, 2012, and the lowest quarterly return was -14.80% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Capital Advisors Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	(3.22%)	9.97%	6.41%
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	(4.70%)	8.92%	5.88%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	(0.77%)	7.89%	5.17%
S&P 500 ® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Russell 1000 ® Growth Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000 ® Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	8.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon a redemption of fund shares.